Intangible Assets	9 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 4 – INTANGIBLE ASSETS

Intangible assets as of September 30, 2012 (unaudited) and December 31, 2011 were as follows:

	Estimated Useful Life (Years)	September 30, 2012	December 31, 2011
Intangible asset - customer base	4	$144,000	$—

Less: accumulated amortization		(21,000)	—
Intangible asset - customer base, net of amortization		$123,000	$—

There was $21,000 and $0 charged to operations for amortization expense for the nine months ended September 30, 2012 and September 30, 2011, respectively.